FAIR VALUE MEASUREMENTS (Assets and Liabilities Measured Using Unobservable Inputs) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capped Call Options [Member]
Balance	¥ 0	¥ 17,490,323	¥ 21,098,263
Foreign exchange (gain)/loss	0	736,212	2,562,342
Change in fair value of capped call options	0	(18,226,535)	(6,170,282)
Balance	0	0	17,490,323
Convertible Senior Notes [Member]
Balance	423,739,708	1,506,981,361	1,540,398,645
Issuance of convertible senior notes		0	0
Foreign exchange (gain)/loss	(845,071)	43,448,795	96,678,461
Change in fair value of convertible senior notes	0	92,015,957	8,400,918
Repurchase of convertible senior notes	(422,829,295)	(1,218,706,405)	(138,496,663)
Balance	¥ 65,342	¥ 423,739,708	¥ 1,506,981,361